Long-term deposit - Additional Information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Long-term deposit
Security deposit	$ 1,161,000	$ 1,161,000	$ 1,161,000
Deposit for facility construction and equipment	$ 772,752